Restrictions on Cash and Due From Banks	12 Months Ended
Dec. 31, 2012
Restrictions on Cash and Due From Banks
Note 3.	Restrictions on Cash and Due From Banks

At December 31, 2012, 2011 and 2010, the Company did not have a deposit requirement with the Federal Reserve Bank as a result of the Company’s decision to hold a portion of excess cash with the Federal Reserve.